Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Income Taxes [Abstract]
Deferred tax assets: Allowance for loan losses	$ 366	$ 384
Deferred tax assets: Operating loss carryforwards		252
Deferred tax assets: Deferred rent	63	71
Deferred tax assets: Benefit plan adjustment (Accumulated Other Comprehensive Income)	599	245
Deferred tax assets: Unrealized loss on securities available for sale	473
Deferred tax assets: Stock based compensation	203	176
Deferred tax assets: Other	152	271
Total Deferred Tax Assets	1,856	1,399
Deferred tax liabilities: Accrued pension	292	288
Deferred tax liabilities: Depreciation	26	86
Deferred tax liabilities: Unrealized gain on securities available for sale		319
Total Deferred Tax Liabilities	318	693
Net Deferred Tax Assets Included in Other Assets	$ 1,538	$ 706